Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Selling, General and Administrative Expenses
Schedule of selling, general and administrative expenses

	For the Year Ended December 31,
	2019	2020	2021
Employee compensation	2,231,698	1,687,945	2,894,308
Marketing and promotional expenses	818,053	675,142	1,428,290
Rental and related expenses	737,578	498,601	845,512
Professional services	487,537	307,658	521,327
Depreciation and amortization expenses	457,364	325,478	337,708
IT consumable, office supply and other low value consumable	109,501	69,954	247,828
Travel and entertainment expenses	126,571	39,328	80,726
Expected credit losses	—	9,654	54,332
Allowance against receivables	108,459	—	—
Others	375,026	318,511	468,101
Total	5,451,787	3,932,271	6,878,132